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March 30, 2005


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  Vanguard Specialized Funds
     File No. 2-88116

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Commissioners:



Enclosed is the 50th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Specialized Funds (the "Trust"). The purposes of this Amendment are to: (1) disclose the amended terms of Vanguard Energy and Health Care Funds' investment advisory fee arrangement with Wellington Management Company (Vanguard Energy and Health Care Funds are both series of the Trust); (2) comply with new Form N-1A requirements concerning polices related to market timing, fair value pricing, and disclosure of portfolio holdings; (3) comply with new Form N-1A requirements concerning disclosure regarding portfolio managers; and (4) effect a number of non-material editorial changes.


     Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on May 31, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments and updates to all versions of the Trust's prospectuses (this filing includes the investor prospectus for each series of the Trust, except for Reit Index Fund, which includes the VIPER prospectus as well). Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on May 31, 2005.


  Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,





Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission